RESERVES - Additional Information (Details)	12 Months Ended
	Sep. 30, 2019 USD ($) Y item $ / shares shares	Sep. 30, 2018 USD ($) Y item $ / shares	Sep. 30, 2017 USD ($) Y item $ / shares	Sep. 30, 2018 item $ / shares	Sep. 30, 2018 item $ / shares	Sep. 30, 2016 item
Disclosure of terms and conditions of share-based payment arrangement
Stock options term	10 years
Minimum Percentage on market price	85.00%
Purchase Rights Outstanding	0
Number of stock options granted	255,000	803,400	0
Weighted average fair value of option pricing | $ / shares	$ 3.00	$ 3.08	$ 0.00
Number of options	1,122,461		185,876	900,459	900,459	203,126
Share-based payments expense | $	$ 1,146,707	$ 1,401,414	$ 758,927
Expected volatility, share options granted	79.33%	80.89%	0.00%
Risk free interest rate, share options granted	2.55%	2.37%	0.00%
Expected life of options (years) | Y	10.00	10.00	0
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement
Purchase Rights, purchase period	3 months
Maximum
Disclosure of terms and conditions of share-based payment arrangement
Purchase Rights, purchase period	24 months
Stock Option Plan And RSU Plan
Disclosure of terms and conditions of share-based payment arrangement
Number of common shares reserved for issuance | shares	2,563,991
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement
Number of common shares reserved for issuance | shares	284,447
Amended Share-Based Compensation
Disclosure of terms and conditions of share-based payment arrangement
Number of options				83,350	83,350
Exercise price of outstanding share options | (per share)				$ 4.90	$ 4.00
Share-based payments expense | $		$ 78,747
Expected volatility, share options granted		77.80%
Risk free interest rate, share options granted		2.66%
Expected life of options (years) | Y		7.28
Expected dividend as percentage, share options granted		0.00%
Amended Share-Based Compensation | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Expiry date of outstanding stock options		October 1, 2023
Amended Share-Based Compensation | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Expiry date of outstanding stock options		August 9, 2026